Vanguard® Global ex-U.S. Real Estate Index Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Australia (10.4%)
	Goodman Group	8,075,782	111,665
	Scentre Group	24,511,230	46,383
	Stockland	11,256,840	31,992
	Mirvac Group	18,605,482	29,328
	Dexus	5,072,090	28,073
	GPT Group	9,030,833	26,396
	Vicinity Ltd.	18,280,672	24,306
	Lendlease Corp. Ltd.	3,250,736	18,898
	Charter Hall Group	2,230,347	17,191
	National Storage REIT	5,786,046	9,038
	Region RE Ltd.	5,416,996	8,825
	Charter Hall Long Wale REIT	3,069,015	8,494
	Charter Hall Retail REIT	2,442,853	6,168
	HomeCo Daily Needs REIT	7,329,412	5,895
	Waypoint REIT Ltd.	3,195,363	5,634
	BWP Trust	2,280,188	5,631
[1]	Centuria Industrial REIT	2,549,991	5,461
	Lifestyle Communities Ltd.	458,785	5,374
	Ingenia Communities Group	1,737,523	4,778
	Arena REIT	1,658,903	4,246
	HMC Capital Ltd.	1,148,116	4,006
	Centuria Capital Group	3,261,188	3,739
	Abacus Property Group	1,940,364	3,473
	Charter Hall Social Infrastructure REIT	1,596,936	3,215
	Growthpoint Properties Australia Ltd.	1,355,328	2,621
	Cromwell Property Group	6,665,562	2,468
	Rural Funds Group	1,824,294	2,453
[1]	HealthCo REIT	2,097,668	2,008
	Centuria Office REIT	2,048,348	1,997
	Dexus Industria REIT	999,878	1,882
	Hotel Property Investments Ltd.	915,694	1,861
	GDI Property Group Partnership	2,424,666	1,084
	Cedar Woods Properties Ltd.	297,669	1,006
[1]	Ram Essential Services Prope	1,674,345	837
*,2,3	Abacus Storage King	339,981	322
			436,748
Austria (0.2%)
	CA Immobilien Anlagen AG	215,445	6,871
*	IMMOFINANZ AG	149,666	3,003
*	S IMMO AG (XWBO)	41,032	557
*,2	S IMMO AG Rights Exp. 8/11/23	204,865	—
			10,431

		Shares	Market Value ($000)
Belgium (1.8%)
	Warehouses De Pauw CVA	732,517	21,644
	Aedifica SA	221,973	15,245
	Cofinimmo SA	144,057	11,274
	VGP NV	61,721	6,590
[1]	Shurgard Self Storage Ltd. (XBRU)	117,516	5,362
	Montea NV	64,013	5,187
	Xior Student Housing NV	112,920	3,522
	Retail Estates NV	53,216	3,398
	Care Property Invest NV	175,464	2,476
	Intervest Offices & Warehouses NV	125,079	1,839
[1]	Immobel SA	19,437	769
			77,306
Brazil (0.6%)
	Aliansce Sonae Shopping Centers SA	1,860,914	9,567
	Multiplan Empreendimentos Imobiliarios SA	1,246,588	6,962
	Iguatemi SA (BVMF)	983,790	4,552
	JHSF Participacoes SA	1,450,901	1,731
	LOG Commercial Properties e Participacoes SA	202,469	916
	Terra Santa Propriedades Agricolas SA	153,096	784
	Lavvi Empreendimentos Imobiliarios SA	404,659	722
	Iguatemi SA Pref Preference	34,973	70
			25,304
Canada (2.8%)
[1]	Canadian Apartment Properties REIT	386,948	15,086
[1]	Tricon Residential Inc.	1,286,242	12,017
	RioCan REIT	693,063	10,538
	Granite REIT	147,003	8,633
[1]	Choice Properties REIT	757,324	7,989
[1]	Dream Industrial REIT	595,663	6,410
[1]	SmartCentres REIT	334,100	6,311
[1]	First Capital REIT	491,085	5,486
[1]	Boardwalk REIT	106,279	5,280
	Allied Properties REIT	295,995	4,925
	H&R REIT	614,665	4,796
[1]	Killam Apartment REIT	274,194	3,764
[1]	InterRent REIT	326,912	3,176
[1]	NorthWest Healthcare Properties REIT	558,269	2,959
[1]	CT REIT	248,808	2,874
[1]	Crombie REIT	244,853	2,587
	Primaris REIT	221,279	2,238
[1]	DREAM Unlimited Corp. Class A	108,025	1,695
	Morguard Corp.	20,321	1,582
[1]	Slate Grocery REIT Class U	138,103	1,396
[1]	Artis REIT	262,309	1,382
[1]	Morguard North American Residential REIT	88,842	1,104
[1,4]	Minto Apartment REIT	93,760	1,071
[1]	BSR REIT	81,386	1,059
[1]	Nexus Industrial REIT	160,498	1,003
[1]	Automotive Properties REIT	89,220	794
[1]	Dream Office REIT	73,763	764
[1]	PRO REIT	134,255	544
[1]	BTB REIT	190,540	477
[1]	European Residential REIT	215,237	465
[1]	True North Commercial REIT	206,872	411
[1]	Slate Office REIT	181,536	246

		Shares	Market Value ($000)
[1]	Inovalis REIT	68,224	192
			119,254
Chile (0.3%)
	Parque Arauco SA	3,200,016	5,130
	Cencosud Shopping SA	2,251,270	4,106
	Plaza SA	1,369,103	2,203
			11,439
China (6.9%)
	China Resources Land Ltd.	13,464,446	62,828
	China Overseas Land & Investment Ltd.	17,568,210	41,675
[4]	Longfor Group Holdings Ltd.	8,072,508	21,840
	China Vanke Co. Ltd. Class H	10,273,083	14,561
	Wharf Holdings Ltd.	5,761,652	13,518
*,1	Country Garden Holdings Co. Ltd.	50,833,163	10,443
	Yuexiu Property Co. Ltd.	7,592,982	10,020
	Poly Developments and Holdings Group Co. Ltd. Class A	4,494,157	8,968
	C&D International Investment Group Ltd.	3,113,000	8,504
	China Vanke Co. Ltd. Class A	3,788,126	8,097
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,907,737	5,808
[1]	China Jinmao Holdings Group Ltd.	26,379,054	4,335
	Greentown China Holdings Ltd.	3,687,314	4,239
*,1	Hopson Development Holdings Ltd.	4,557,918	3,825
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,230,508	3,514
	China Overseas Grand Oceans Group Ltd.	6,172,079	3,153
*,1,2	CIFI Holdings Group Co. Ltd.	25,979,776	2,532
[1]	Yuexiu REIT	11,385,970	2,346
*,1	Seazen Group Ltd.	10,416,666	2,346
	Poly Property Group Co. Ltd.	9,290,048	2,230
	Shenzhen Investment Ltd.	10,822,201	2,160
*	Gemdale Corp. Class A	1,702,361	2,062
*	Seazen Holdings Co. Ltd. Class A	845,053	1,951
	Shui On Land Ltd.	16,462,038	1,842
*	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,181,618	1,789
*,1	Radiance Holdings Group Co. Ltd.	3,037,000	1,691
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	2,379,600	1,637
*,1	Guangzhou R&F Properties Co. Ltd. Class H	7,716,613	1,614
	Gemdale Properties & Investment Corp. Ltd.	26,518,000	1,573
*	SOHO China Ltd.	8,906,545	1,468
*,1	Agile Group Holdings Ltd.	8,074,159	1,441
	Shanghai Lingang Holdings Corp. Ltd. Class A	771,263	1,399
[1,4]	Red Star Macalline Group Corp. Ltd. Class H	3,418,436	1,397
[4]	Midea Real Estate Holding Ltd.	1,323,416	1,383
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,343,331	1,343
*,1	China South City Holdings Ltd.	19,814,111	1,300
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	569,727	1,244
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	800,763	1,222
	Huafa Industrial Co. Ltd. Zhuhai Class A	788,506	1,216
*,1	Kwg Group Holdings Ltd.	6,656,490	1,190
*,1,2	China Evergrande Group	8,834,921	1,133
*,1	LVGEM China Real Estate Investment Co. Ltd.	5,230,000	1,121
*,1	Powerlong Real Estate Holdings Ltd.	6,527,139	929
*	Shanghai Wanye Enterprises Co. Ltd. Class A	345,066	912
	Tianjin Guangyu Development Co. Ltd. Class A	512,271	895
*,1	Sino-Ocean Group Holding Ltd.	14,533,829	883
	Financial Street Holdings Co. Ltd. Class A	1,152,751	833
	Shanghai Lingang Holdings Corp. Ltd. Class B	957,173	747
*	Jinke Properties Group Co. Ltd. Class A	2,080,895	740

		Shares	Market Value ($000)
*	Grandjoy Holdings Group Co. Ltd. Class A	1,174,299	729
*	RiseSun Real Estate Development Co. Ltd. Class A	1,661,687	707
	Gree Real Estate Co. Ltd. Class A	710,337	693
*,1	China SCE Group Holdings Ltd.	9,813,766	684
	Red Star Macalline Group Corp. Ltd. Class A	897,012	662
	Beijing Capital Development Co. Ltd. Class A	983,750	650
	China World Trade Center Co. Ltd. Class A	228,359	648
	Joy City Property Ltd.	16,773,500	637
[1]	China Merchants Commercial REIT	2,724,000	623
	Nanjing Gaoke Co. Ltd. Class A	636,695	621
*,1,2,4	Redco Properties Group Ltd.	3,558,000	607
*,1	Logan Group Co. Ltd.	4,859,984	600
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	312,965	586
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	390,870	576
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,042,729	559
*	Beijing North Star Co. Ltd. Class H	4,534,000	525
*	Suning Universal Co. Ltd. Class A	1,173,847	518
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	354,088	507
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,181,859	489
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,464,622	488
*	Shimao Group Holdings Ltd.	2,289,664	446
	Hefei Urban Construction Development Co. Ltd. Class A	314,465	347
*,2	China Aoyuan Group Ltd.	6,084,000	345
*,2	Jiayuan International Group Ltd.	15,242,000	338
*,1	Times China Holdings Ltd.	3,597,000	330
*	Guangdong Highsun Group Co. Ltd. Class A	976,703	330
*,1	Yuzhou Group Holdings Co. Ltd.	9,463,383	317
*	Dexin China Holdings Co. Ltd.	4,799,000	291
*	Beijing North Star Co. Ltd. Class A	673,773	242
*,1	Zhongliang Holdings Group Co. Ltd.	3,375,500	231
*	Greenland Hong Kong Holdings Ltd.	3,290,000	197
*,1	Redsun Properties Group Ltd.	4,410,000	194
*,1	Zhenro Properties Group Ltd.	9,215,000	143
*,2	Yango Group Co. Ltd. Class A	1,591,019	82
*,2	Datang Group Holdings Ltd.	1,172,000	75
*,1,2	Fantasia Holdings Group Co. Ltd.	6,671,943	—
			289,914
Egypt (0.1%)
	Talaat Moustafa Group	4,622,349	1,403
	Heliopolis Housing	1,695,754	609
	Medinet Nasr Housing	5,460,170	604
*	Palm Hills Developments SAE	5,882,371	388
			3,004
Finland (0.3%)
	Kojamo OYJ	838,633	8,194
*	Citycon OYJ	376,620	2,338
			10,532
France (2.6%)
*	Unibail-Rodamco-Westfield	505,723	28,656
	Gecina SA	257,115	27,797
	Klepierre SA	919,395	24,404
	Covivio SA	218,850	10,567
	ICADE	150,896	6,148
*	Carmila SA	270,609	4,385
	Nexity SA	235,429	3,986
	Mercialys SA	364,049	3,151

		Shares	Market Value ($000)
	Altarea SCA	22,239	2,079
			111,173
Germany (3.5%)
	Vonovia SE	3,756,565	87,528
*	LEG Immobilien SE (XETR)	349,389	24,703
*	TAG Immobilien AG	827,513	9,302
*,1	Aroundtown SA	4,349,441	6,757
	Deutsche Wohnen SE	245,583	6,161
*	Grand City Properties SA	366,147	3,020
[1]	Hamborner REIT AG	337,415	2,442
[1,4]	Instone Real Estate Group SE	220,797	1,534
	Deutsche EuroShop AG	57,150	1,393
*,1	VIB Vermoegen AG	51,671	901
[1]	DIC Asset AG	177,466	874
*,1,4	ADLER Group SA	547,440	404
[1]	alstria office REIT AG	40,936	225
			145,244
Greece (0.1%)
*	LAMDA Development SA	394,988	3,090
Hong Kong (9.6%)
	Sun Hung Kai Properties Ltd.	7,111,441	89,296
	Link REIT	12,052,186	67,747
	CK Asset Holdings Ltd.	9,157,613	53,032
	Wharf Real Estate Investment Co. Ltd.	7,298,652	39,168
[4]	ESR Group Ltd.	11,392,200	19,977
	Sino Land Co. Ltd.	16,174,022	19,854
	Henderson Land Development Co. Ltd.	6,159,936	19,041
	Hongkong Land Holdings Ltd.	5,040,712	17,964
	New World Development Co. Ltd.	6,527,000	16,141
	Hang Lung Properties Ltd.	8,697,932	13,574
	Swire Properties Ltd.	4,959,800	12,446
	Hysan Development Co. Ltd.	2,810,655	6,641
	Kerry Properties Ltd.	2,754,332	5,955
	Hang Lung Group Ltd.	3,263,103	5,103
	Fortune REIT	6,886,861	4,980
	Champion REIT	8,999,512	3,316
	K Wah International Holdings Ltd.	6,521,338	2,136
	Sunlight REIT	4,738,400	1,765
*	Shun Tak Holdings Ltd.	10,474,000	1,755
	Far East Consortium International Ltd.	6,198,400	1,465
	Prosperity REIT	5,858,649	1,272
[1]	SF REIT	2,421,000	871
*	GR Properties Ltd.	4,588,000	536
*,1	Zensun Enterprises Ltd.	2,498,000	206
*,2	Untrade.Sinic Holdings	2,979,000	—
			404,241
India (2.2%)
	DLF Ltd.	2,905,035	18,342
*	Godrej Properties Ltd.	548,315	11,615
	Embassy Office Parks REIT	2,855,236	10,833
*	Macrotech Developers Ltd.	1,131,225	10,459
	Phoenix Mills Ltd.	444,506	9,358
	Oberoi Realty Ltd.	546,238	7,451
	Prestige Estates Projects Ltd.	659,534	4,725
	Brigade Enterprises Ltd.	605,064	4,357
[4]	Mindspace Business Parks REIT	1,023,883	3,854

		Shares	Market Value ($000)
[4]	Brookfield India Real Estate Trust	724,935	2,330
	Mahindra Lifespace Developers Ltd.	353,075	2,223
*	Indiabulls Real Estate Ltd.	2,228,034	1,878
	Sobha Ltd.	169,454	1,279
*	Sunteck Realty Ltd.	226,816	1,001
	NESCO Ltd.	100,299	853
*	Hemisphere Properties India Ltd.	405,305	531
			91,089
Indonesia (0.3%)
*	Bumi Serpong Damai Tbk PT	40,965,727	3,220
	Ciputra Development Tbk PT	41,250,091	3,051
	Pakuwon Jati Tbk PT	69,801,128	2,224
	Summarecon Agung Tbk PT	50,377,481	2,206
*	Lippo Karawaci Tbk PT	153,966,049	1,011
*	Alam Sutera Realty Tbk PT	50,158,297	609
	Puradelta Lestari Tbk PT	40,899,100	461
*	Mega Manunggal Property Tbk PT	9,785,657	273
*,2	Hanson International Tbk PT	444,252,900	—
*,2	Armidian Karyatama Tbk PT	34,315,100	—
			13,055
Ireland (0.1%)
	Irish Residential Properties REIT plc	2,016,589	2,146
Israel (1.8%)
	Azrieli Group Ltd.	171,849	9,779
	Mivne Real Estate KD Ltd.	2,708,905	7,142
	Melisron Ltd.	107,754	7,121
	Alony Hetz Properties & Investments Ltd.	730,894	6,141
	Amot Investments Ltd.	1,023,579	5,486
*	Big Shopping Centers Ltd.	55,547	5,224
*	Airport City Ltd.	305,694	4,609
	REIT 1 Ltd.	916,629	3,989
	Mega Or Holdings Ltd.	105,679	2,331
	YH Dimri Construction & Development Ltd.	32,496	2,296
	Summit Real Estate Holdings Ltd.	165,619	2,295
	Sella Capital Real Estate Ltd.	1,026,976	2,138
	Isras Investment Co. Ltd.	7,495	1,536
	Blue Square Real Estate Ltd.	25,080	1,533
	Israel Canada T.R Ltd.	591,406	1,464
	Menivim- The New REIT Ltd.	3,213,881	1,435
	Africa Israel Residences Ltd.	28,945	1,418
*	G City Ltd.	402,506	1,396
	Electra Real Estate Ltd.	105,999	1,331
	Aura Investments Ltd.	582,032	1,263
*	AFI Properties Ltd.	24,782	1,005
	Gav-Yam Lands Corp. Ltd.	130,219	935
*	IES Holdings Ltd.	12,885	894
*	Argo Properties NV	56,680	863
	Israel Land Development Co. Ltd.	85,100	802
	Prashkovsky Investments and Construction Ltd.	34,475	800
*	Property & Building Corp. Ltd.	12,552	511
*	Norstar Holdings Inc.	142,597	376
			76,113
Italy (0.0%)
[1]	Immobiliare Grande Distribuzione SIIQ SpA	250,430	692
Japan (22.8%)
	Mitsui Fudosan Co. Ltd.	4,473,957	91,917

		Shares	Market Value ($000)
	Daiwa House Industry Co. Ltd.	3,142,874	85,420
	Mitsubishi Estate Co. Ltd.	5,934,945	72,737
	Sumitomo Realty & Development Co. Ltd.	2,244,867	60,161
	Daito Trust Construction Co. Ltd.	324,625	34,919
	Nippon Building Fund Inc.	8,029	33,656
	Japan Real Estate Investment Corp.	6,719	27,024
	Nomura Real Estate Master Fund Inc.	22,265	26,490
	Nippon Prologis REIT Inc.	12,935	26,451
	Hulic Co. Ltd.	2,824,537	24,049
	Japan Metropolitan Fund Investment	32,952	22,602
	GLP J-REIT	22,213	21,883
	Daiwa House REIT Investment Corp.	10,084	19,854
	Tokyu Fudosan Holdings Corp.	2,852,144	16,956
	Orix JREIT Inc.	13,010	16,552
[1]	Advance Residence Investment Corp.	6,531	15,914
	United Urban Investment Corp.	14,610	15,770
	Nomura Real Estate Holdings Inc.	544,029	13,494
	Tokyo Tatemono Co. Ltd.	987,383	13,195
	Invincible Investment Corp.	31,619	13,099
	Sekisui House REIT Inc.	20,648	12,256
	Japan Prime Realty Investment Corp.	4,699	11,700
	Nippon Accommodations Fund Inc.	2,370	11,234
	Japan Hotel REIT Investment Corp.	21,064	10,459
[1]	Industrial & Infrastructure Fund Investment Corp.	9,966	10,431
	Activia Properties Inc.	3,440	10,018
	Kenedix Office Investment Corp.	4,000	9,511
[1]	Japan Logistics Fund Inc.	4,420	9,341
[1]	Mitsui Fudosan Logistics Park Inc.	2,581	9,186
	LaSalle Logiport REIT	8,417	9,005
[1]	AEON REIT Investment Corp.	8,344	8,783
	Daiwa Securities Living Investments Corp.	10,658	8,537
	Frontier Real Estate Investment Corp.	2,422	8,047
	Kenedix Residential Next Investment Corp.	5,045	7,893
[1]	Mori Hills REIT Investment Corp. Class C	7,681	7,817
[1]	Comforia Residential REIT Inc.	3,160	7,565
	Hulic REIT Inc.	6,045	7,015
	Mitsubishi Estate Logistics REIT Investment Corp.	2,367	6,773
	NTT UD REIT Investment Corp.	6,630	6,288
	Mori Trust REIT Inc.	11,743	6,052
	Daiwa Office Investment Corp.	1,350	5,944
[1]	Tokyu REIT Inc.	4,382	5,797
	Japan Excellent Inc.	6,020	5,584
[1]	Aeon Mall Co. Ltd.	450,983	5,574
	Kenedix Retail REIT Corp.	2,839	5,556
	Hoshino Resorts REIT Inc.	1,205	5,279
	NIPPON REIT Investment Corp.	2,119	5,045
	Heiwa Real Estate REIT Inc.	4,600	4,695
	Ichigo Office REIT Investment Corp.	7,158	4,459
	Katitas Co. Ltd.	237,692	4,372
	Heiwa Real Estate Co. Ltd.	152,432	4,259
	Global One Real Estate Investment Corp.	4,873	4,026
	Fukuoka REIT Corp.	3,423	4,008
[1]	Star Asia Investment Corp.	9,101	3,679
	CRE Logistics REIT Inc.	2,970	3,665
	Hankyu Hanshin REIT Inc.	3,271	3,269
	Starts Corp. Inc.	156,900	3,254
	SOSiLA Logistics REIT Inc.	3,430	3,100
	SAMTY Co. Ltd.	189,800	3,032

		Shares	Market Value ($000)
[1]	Samty Residential Investment Corp.	3,421	2,802
	Advance Logistics Investment Corp.	2,973	2,759
	Mirai Corp.	8,386	2,704
	One REIT Inc.	1,278	2,331
	Takara Leben Real Estate Investment Corp.	3,302	2,262
	Ichigo Inc.	1,136,800	2,162
*	Leopalace21 Corp.	859,750	1,853
	Health Care & Medical Investment Corp.	1,718	1,851
	Starts Proceed Investment Corp.	1,155	1,825
	Keihanshin Building Co. Ltd.	203,300	1,808
	Tosei Corp.	130,300	1,616
*,1	TKP Corp.	76,700	1,534
	Sankei Real Estate Inc.	2,244	1,496
[1]	Tosei REIT Investment Corp.	1,463	1,398
[1]	ESCON Japan REIT Investment Corp.	1,677	1,370
	Sun Frontier Fudousan Co. Ltd.	127,000	1,348
	Mirarth Holdings Inc.	392,452	1,334
*	SRE Holdings Corp.	47,500	1,227
	JSB Co. Ltd.	27,000	1,013
	TOC Co. Ltd.	223,529	963
[1]	Marimo Regional Revitalization REIT Inc.	1,052	951
[1]	Ichigo Hotel REIT Investment Corp.	1,233	940
	Xymax REIT Investment Corp.	1,100	910
	Goldcrest Co. Ltd.	66,540	904
[1]	Tokaido REIT Inc.	1,026	869
[1]	Arealink Co. Ltd.	41,500	793
	Dear Life Co. Ltd.	120,600	749
	Nippon Commercial Development Co. Ltd.	52,300	701
[1]	CRE Inc.	66,200	646
	Ooedo Onsen REIT Investment Corp.	1,175	543
	Nisshin Group Holdings Co. Ltd.	132,600	485
	Japan Property Management Center Co. Ltd.	59,900	462
	Star Mica Holdings Co. Ltd.	103,700	450
			959,710
Kuwait (0.4%)
	Mabanee Co. KPSC	2,966,209	8,527
	Salhia Real Estate Co. KSCP	2,026,855	3,133
	Commercial Real Estate Co. KSC	6,948,713	2,443
*	National Real Estate Co. KPSC	5,108,887	1,502
	Kuwait Real Estate Co. KSC	2,549,600	1,171
*	Al Mazaya Holding Co. KSCP	3,054,462	501
			17,277
Malaysia (0.5%)
	Sunway REIT	8,688,734	2,911
	IGB REIT	7,582,400	2,792
	Axis REIT	6,711,900	2,710
	IOI Properties Group Bhd.	8,287,900	2,519
	Sime Darby Property Bhd.	13,966,400	1,890
	UOA Development Bhd.	3,336,500	1,384
	Matrix Concepts Holdings Bhd.	4,166,542	1,312
	Eco World Development Group Bhd. (XKLS)	5,839,200	1,218
	Mah Sing Group Bhd.	7,526,725	1,119
	SP Setia Bhd. Group	7,765,900	1,085
	Pavilion REIT	3,341,400	904
	UEM Sunrise Bhd.	5,522,965	588
*	Eco World Development Group Bhd. Warrants Exp. 4/12/29	1,186,080	46
			20,478

		Shares	Market Value ($000)
Mexico (1.5%)
	Fibra Uno Administracion SA de CV	13,544,885	20,352
	Corp. Inmobiliaria Vesta SAB de CV	3,723,850	13,510
	Prologis Property Mexico SA de CV	3,114,368	11,537
	TF Administradora Industrial S de RL de CV	3,638,933	7,400
[4]	Macquarie Mexico Real Estate Management SA de CV	3,406,990	6,610
	Concentradora Fibra Danhos SA de CV	3,996,021	5,238
			64,647
Netherlands (0.4%)
	Eurocommercial Properties NV	201,120	5,083
[4]	CTP NV	356,411	4,884
	Wereldhave NV	189,449	3,385
	Vastned Retail NV	84,548	1,887
	NSI NV	84,919	1,786
			17,025
New Zealand (0.6%)
	Goodman Property Trust	4,975,788	6,987
	Precinct Properties Group	6,321,709	5,282
	Kiwi Property Group Ltd.	7,387,833	4,363
	Vital Healthcare Property Trust	2,226,528	3,278
	Argosy Property Ltd.	4,034,033	3,057
	Stride Property Group	2,550,200	2,423
			25,390
Norway (0.1%)
[4]	Entra ASA	576,146	5,620
Philippines (1.4%)
	SM Prime Holdings Inc.	54,529,507	33,178
	Ayala Land Inc.	28,248,160	14,106
	Robinson's Land Corp.	8,630,472	2,359
	AREIT Inc.	3,232,520	1,954
	Megaworld Corp.	48,255,100	1,802
	RL Commercial REIT Inc.	18,536,500	1,789
	MREIT Inc.	4,783,800	1,237
	Citicore Energy REIT Corp.	11,413,000	530
	Filinvest REIT Corp.	8,641,900	529
	Filinvest Land Inc.	40,995,000	515
	Vista Land & Lifescapes Inc.	1,026,752	29
			58,028
Qatar (0.3%)
	Barwa Real Estate Co.	10,036,604	7,747
	United Development Co. QSC	8,134,515	2,726
*	Ezdan Holding Group QSC	7,466,036	2,339
			12,812
Russia (0.0%)
*,2	Etalon Group plc GDR (Registered)	993,429	—
*,2	INGRAD PJSC	43,530	—
			—
Saudi Arabia (0.9%)
*	Dar Al Arkan Real Estate Development Co.	2,485,613	11,216
*	Emaar Economic City	2,608,801	6,261
	Arabian Centres Co. Ltd.	759,407	4,633
	Jadwa REIT Saudi Fund	823,726	2,744
	Arriyadh Development Co.	409,484	2,188
*	Saudi Real Estate Co.	610,171	2,186
	Retal Urban Development Co.	702,212	1,690

		Shares	Market Value ($000)
	Riyad REIT Fund	558,387	1,355
	Al Rajhi REIT	565,669	1,348
	Alandalus Property Co.	205,291	1,293
	Derayah REIT	486,079	1,169
	Sedco Capital REIT Fund	405,944	965
	Musharaka Real Estate Income Fund	352,128	719
	Alkhabeer REIT	335,702	615
	Swicorp Wabel REIT	399,185	533
	Alahli REIT Fund 1	207,105	528
	Al Maather REIT Fund	195,300	458
			39,901
Singapore (6.8%)
	CapitaLand Integrated Commercial Trust	23,771,768	36,496
	CapitaLand Ascendas REIT	15,870,984	33,561
	Capitaland Investment Ltd.	11,589,838	29,664
	Mapletree Logistics Trust	15,650,923	19,897
	Mapletree Industrial Trust	9,455,891	15,934
	Mapletree Pan Asia Commercial Trust	10,856,741	13,484
	City Developments Ltd.	2,393,990	13,321
	Frasers Logistics & Commercial Trust	13,644,352	12,530
	UOL Group Ltd.	2,189,078	11,583
	Keppel DC REIT	6,262,624	10,321
	Suntec REIT	10,609,627	10,295
	CapitaLand Ascott Trust	10,394,212	8,755
	Frasers Centrepoint Trust	5,057,340	8,259
	ESR-LOGOS REIT	30,435,061	7,894
	Keppel REIT	9,365,315	6,411
	Parkway Life REIT	1,824,297	5,324
	Lendlease Global Commercial REIT	8,806,389	4,504
	CapitaLand China Trust	5,557,108	4,350
	PARAGON REIT	5,101,600	3,665
	Capitaland India Trust	4,190,542	3,593
	CDL Hospitality Trusts	3,967,199	3,551
	Cromwell European REIT	1,692,566	2,996
	OUE Commercial REIT	11,480,967	2,676
	Starhill Global REIT	6,731,068	2,606
	Far East Hospitality Trust	5,022,192	2,436
	AIMS APAC REIT	2,577,588	2,425
*	Yanlord Land Group Ltd.	2,651,404	1,616
[1]	Hong Fok Corp. Ltd.	1,924,900	1,434
	Sasseur REIT	2,554,300	1,375
	Keppel Pacific Oak US REIT	3,640,300	1,201
	Daiwa House Logistics Trust	2,591,500	1,199
	First REIT	5,662,326	1,107
	Manulife US REIT	8,289,110	870
	Digital Core REIT Management Pte. Ltd.	1,587,400	794
	Prime US REIT	2,888,100	526
	EC World REIT	1,190,900	269
*,2	Eagle Hospitality Trust	2,602,300	—
			286,922
South Africa (1.3%)
	NEPI Rockcastle NV	2,278,810	13,705
	Growthpoint Properties Ltd.	16,188,868	11,494
	Redefine Properties Ltd.	31,656,512	6,287
*	Fortress Real Estate Investments Ltd. Class A	5,649,981	4,068
	Resilient REIT Ltd.	1,561,758	3,775
[1]	Vukile Property Fund Ltd.	4,176,096	3,061

		Shares	Market Value ($000)
*	Hyprop Investments Ltd.	1,698,002	3,029
	Equites Property Fund Ltd.	3,709,332	2,353
	Attacq Ltd.	3,565,648	1,708
[1]	Stor-Age Property REIT Ltd.	2,206,430	1,472
	Investec Property Fund Ltd.	2,842,625	1,261
	SA Corporate Real Estate Ltd.	11,596,001	1,220
*	Fortress Real Estate Investments Ltd. Class B	4,098,208	1,164
	Fairvest Ltd. Class B	6,202,974	1,086
	Emira Property Fund Ltd.	1,567,216	722
			56,405
South Korea (0.4%)
	ESR Kendall Square REIT Co. Ltd.	752,620	2,342
	JR Global REIT	691,495	2,187
	Shinhan Alpha REIT Co. Ltd.	343,428	1,665
	LOTTE REIT Co. Ltd.	565,700	1,562
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	436,405	1,389
	SK REITs Co. Ltd.	347,589	1,244
	IGIS Value Plus REIT Co. Ltd.	243,601	866
	Koramco Energy Plus REIT	190,811	822
	Korea Real Estate Investment & Trust Co. Ltd.	633,564	622
[1]	SK D&D Co. Ltd.	38,092	616
	D&D Platform REIT Co. Ltd.	254,263	604
	NH All One REIT Co. Ltd.	192,075	486
	Dongwon Development Co. Ltd.	183,880	481
	E KOCREF CR-REIT Co. Ltd.	111,378	444
	Shinhan Seobu T&D REIT Co. Ltd.	135,816	333
			15,663
Spain (0.7%)
	Merlin Properties Socimi SA	1,571,445	14,644
	Inmobiliaria Colonial Socimi SA	1,398,283	9,026
	Lar Espana Real Estate Socimi SA	276,713	1,794
[4]	Aedas Homes SA	62,441	1,117
*,1,4	Metrovacesa SA	91,310	736
			27,317
Sweden (3.2%)
*	Castellum AB	2,048,893	23,333
	Sagax AB Class B	880,680	19,556
*	Fastighets AB Balder Class B	3,075,143	14,350
	Fabege AB	1,263,781	10,945
	Wihlborgs Fastigheter AB	1,261,681	9,866
	Wallenstam AB Class B	1,979,684	7,718
	Hufvudstaden AB Class A	554,686	6,791
	Catena AB	153,180	5,885
	Pandox AB Class B	421,134	4,966
	Atrium Ljungberg AB Class B	243,931	4,784
	Nyfosa AB	730,737	4,636
	Cibus Nordic Real Estate AB	271,092	3,048
	Dios Fastigheter AB	425,212	2,899
	NP3 Fastigheter AB	141,700	2,379
	Platzer Fastigheter Holding AB Class B	304,651	2,316
[1]	Samhallsbyggnadsbolaget i Norden AB	5,112,158	2,210
[1]	Akelius Residential Property AB Class D	962,970	1,912
	Corem Property Group AB Class B	2,645,762	1,785
	Sagax AB Class D	520,062	1,307
	Heba Fastighets AB Class B	306,065	808
*,1	Neobo Fastigheter AB	578,501	624
*	K-fast Holding AB Class B	284,928	544

		Shares	Market Value ($000)
*	Klarabo Sverige AB Class B	376,309	516
*	Logistea AB Class B	354,100	323
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	720,065	297
[1]	Corem Property Group AB Class D	16,113	234
			134,032
Switzerland (2.1%)
	Swiss Prime Site AG (Registered)	362,342	35,078
	PSP Swiss Property AG (Registered)	216,143	25,471
	Allreal Holding AG (Registered)	72,693	13,355
	Mobimo Holding AG (Registered)	34,201	10,114
	Intershop Holding AG	5,785	3,993
*,1	Peach Property Group AG	48,954	657
			88,668
Taiwan (1.2%)
*	Ruentex Development Co. Ltd.	9,641,870	10,941
	Highwealth Construction Corp.	6,755,991	9,103
	Huaku Development Co. Ltd.	1,017,854	2,934
	Chong Hong Construction Co. Ltd.	1,032,297	2,612
	Sakura Development Co. Ltd.	1,248,524	1,964
	Prince Housing & Development Corp.	5,031,478	1,834
	Farglory Land Development Co. Ltd.	942,631	1,723
	Kindom Development Co. Ltd.	1,702,900	1,658
	Delpha Construction Co. Ltd.	2,024,000	1,578
*	Fu Hua Innovation Co. Ltd.	808,032	1,468
	Advancetek Enterprise Co. Ltd.	1,222,000	1,401
*	Da-Li Development Co. Ltd.	1,271,000	1,285
	Cathay Real Estate Development Co. Ltd.	2,252,100	1,129
	Hung Sheng Construction Ltd.	1,562,520	1,012
	I-Sunny Construction & Development Co. Ltd.	330,258	958
*	Hong Pu Real Estate Development Co. Ltd.	994,194	835
	Yungshin Construction & Development Co. Ltd.	310,000	748
*	Radium Life Tech Co. Ltd.	2,555,000	735
	KEE TAI Properties Co. Ltd.	1,890,869	735
*	Shining Building Business Co. Ltd.	2,110,869	692
*	Kuo Yang Construction Co. Ltd.	1,098,802	675
	Yea Shin International Development Co. Ltd.	851,842	672
[1]	Huang Hsiang Construction Corp.	500,000	636
*	King's Town Construction Co. Ltd.	541,000	535
	GTM Holdings Corp.	556,000	499
	Hung Ching Development & Construction Co. Ltd.	461,000	351
*,2	Taiwan Land Development Corp.	2,224,000	—
			48,713
Thailand (1.1%)
	Central Pattana PCL	6,372,900	12,674
	WHA Corp. PCL	34,747,386	5,039
	Land & Houses PCL (Registered)	17,053,500	4,236
*	CPN Retail Growth Leasehold REIT	9,153,735	2,942
	Frasers Property THA	7,711,900	2,457
	WHA Premium Growth Freehold & Leasehold REIT Class F	7,985,996	2,451
	Supalai PCL	3,297,481	2,043
	Amata Corp. PCL	2,722,123	1,870
	Sansiri PCL	29,592,725	1,730
	AP Thailand PCL	4,593,320	1,638
	Origin Property PCL Class F	4,768,898	1,464
	Quality Houses PCL	20,827,200	1,388
	IMPACT Growth REIT	3,260,400	1,239
[1]	SC Asset Corp. PCL	8,994,940	1,209

		Shares	Market Value ($000)
	BA Airport Leasehold REIT	3,782,300	1,194
	Pruksa Holding PCL	3,030,100	1,169
*	Bangkok Land PCL	41,162,495	974
	Hemaraj Leasehold REIT	4,032,000	819
*	Pruksa Real Estate PCL	3,024,500	583
[1]	Singha Estate PCL	13,339,600	476
	Noble Development PCL	3,194,128	392
*	Rabbit Holdings PCL Class F	16,186,624	251
*	MBK PCL Warrants Exp. 11/15/23	127,968	57
	Sansiri PCL NDVR	192,075	11
*	Noble Development PCL Warrants Exp. 1/12/24	783,375	2
			48,308
Turkey (0.2%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,144,884	2,951
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,176,309	1,318
	Yeni Gimat Gayrimenkul Ortakligi A/S	919,604	1,243
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	4,168,287	773
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	3,020,323	370
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	251,905	197
			6,852
United Arab Emirates (2.1%)
	Emaar Properties PJSC	29,084,547	53,517
	Aldar Properties PJSC	16,971,227	23,884
	Emaar Development PJSC	3,937,928	6,797
	TECOM Group PJSC	3,048,175	2,107
*	RAK Properties PJSC	4,652,891	1,495
*	Deyaar Development PJSC	5,188,846	1,031
*	Manazel PJSC	6,155,112	933
			89,764
United Kingdom (7.5%)
	Segro plc	5,777,817	56,620
	Land Securities Group plc	3,548,906	29,473
	UNITE Group plc	2,045,562	25,540
	British Land Co. plc	4,422,997	19,192
	Tritax Big Box REIT plc	8,811,232	15,624
	Derwent London plc	531,300	14,438
	Shaftesbury Capital plc	9,209,394	14,159
	Safestore Holdings plc	1,028,015	11,686
	Big Yellow Group plc	825,380	11,359
	Grainger plc	3,495,008	11,294
	LondonMetric Property plc	4,635,931	10,998
	LXI REIT plc	8,084,978	9,879
	Assura plc	13,976,854	8,500
	Primary Health Properties plc	6,300,684	7,653
	Great Portland Estates plc	1,197,071	6,569
[1]	Hammerson plc	18,915,003	6,464
	Sirius Real Estate Ltd.	5,546,824	5,894
	Supermarket Income REIT plc	5,864,002	5,740
	Workspace Group plc	655,519	4,177
	Urban Logistics REIT plc	2,228,364	3,484
	Balanced Commercial Property Trust Ltd.	3,774,472	3,364
	Empiric Student Property REIT plc	2,871,445	3,243
	PRS REIT plc	2,609,293	2,764
	UK Commercial Property REIT Ltd.	4,080,320	2,743
	Picton Property Income Ltd.	2,605,090	2,362
	Impact Healthcare REIT plc (XLON)	1,964,231	2,344
	Custodian Property Income REIT plc	2,091,573	2,335

		Shares	Market Value ($000)
	Warehouse Reit plc	2,025,818	2,231
[2]	Home REIT plc	3,771,148	1,842
	Helical plc	500,861	1,728
	NewRiver REIT plc	1,490,368	1,586
	CLS Holdings plc	869,531	1,561
	Schroder REIT Ltd.	2,660,102	1,474
[4]	Triple Point Social Housing REIT plc	1,727,780	1,397
	Standard Life Investment Property Income Trust REIT Ltd.	1,901,183	1,248
[4]	Regional REIT Ltd.	2,042,134	1,171
*	Phoenix Spree Deutschland Ltd.	467,032	1,161
	AEW UK REIT plc	744,666	953
	Ediston Property Investment Co. plc	976,048	799
			315,049
Total Common Stocks (Cost $5,351,709)			4,169,356
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[5,6]	Vanguard Market Liquidity Fund, 5.274% (Cost $146,650)	1,466,935	146,664
Total Investments (102.6%) (Cost $5,498,359)			4,316,020
Other Assets and Liabilities—Net (-2.6%)			(109,527)
Net Assets (100%)			4,206,493
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $133,384,000.
2	Security value determined using significant unobservable inputs.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $75,932,000, representing 1.8% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $142,512,000 was received for securities on loan, of which $141,623,000 is held in Vanguard Market Liquidity Fund and $889,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	5	1,154	32
MSCI EAFE Index	September 2023	195	21,506	578
MSCI Emerging Markets Index	September 2023	246	12,968	573
Topix Index	September 2023	26	4,253	134
				1,317

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	9/20/23	EUR	4,306	USD	4,717	29	—
Bank of America, N.A.	9/20/23	INR	76,148	USD	918	6	—
BNP Paribas	9/20/23	JPY	1,036,933	USD	7,264	84	—
State Street Bank & Trust Co.	10/2/23	JPY	66,600	USD	486	—	(14)
Bank of America, N.A.	9/20/23	USD	5,258	AUD	7,917	—	(69)
State Street Bank & Trust Co.	9/20/23	USD	618	CAD	829	—	(11)
UBS AG	9/20/23	USD	2,226	CHF	2,000	—	(80)
Bank of Montreal	9/20/23	USD	8,086	EUR	7,478	—	(157)
Bank of America, N.A.	9/20/23	USD	2,172	GBP	1,749	—	(73)
State Street Bank & Trust Co.	9/20/23	USD	5,291	HKD	41,366	—	(15)
Bank of Montreal	9/20/23	USD	1,712	HKD	13,381	—	(4)
Toronto-Dominion Bank	9/20/23	USD	7,283	JPY	1,002,610	178	—
Royal Bank of Canada	9/20/23	USD	1,925	JPY	274,560	—	(20)
Toronto-Dominion Bank	9/20/23	USD	360	SGD	484	—	(5)
Toronto-Dominion Bank	9/20/23	USD	112	ZAR	2,190	—	(10)
						297	(458)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	220,644	—	—	220,644
Common Stocks—Other	—	3,941,436	7,276	3,948,712
Temporary Cash Investments	146,664	—	—	146,664
Total	367,308	3,941,436	7,276	4,316,020
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,317	—	—	1,317
Forward Currency Contracts	—	297	—	297
Total	1,317	297	—	1,614
Liabilities
Forward Currency Contracts	—	458	—	458
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.